FINANCIAL INSTRUMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Fair Value Hedges
Gain (loss) in income	$ (44.9)	$ (33.6)	$ 17.8
Foreign exchange contracts | Cost of products sold
Fair Value Hedges
Gain (loss) in income	(1.6)	2.3
Foreign exchange contracts | Marketing, general and administrative expense
Fair Value Hedges
Gain (loss) in income	$ (43.3)	$ (35.9)	$ 17.8